Organization and Business Description (Tables)	6 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Consolidated Affiliated Entities

As of September 30, 2025, the Company’s subsidiaries and consolidated affiliated entities were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Joint Cross Border Logistics Company Limited (“JCB”)	July 18th, 2017	Hong Kong, PRC	100%	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”)	September 1st, 2016	Hong Kong, PRC	100%	procurement and distribution of pharmaceutical products